Geological event - Alagoas (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GeologicalEventAlagoasLineItems [Line Items]
Provision	R$ 7,661,259,000
Provision	4,378,071,000
Provision	3,283,188,000
Provision accrued amount	R$ 3,390,849,000
Description of reparation for social-environmental		allocating R$1,580,000 for the adoption of actions and measures in vacated areas, urban mobility and social compensation actions, of which R$300 million going to indemnification for social damages and collective pain and suffering and possible contingencies related to the actions in the vacated areas and urban mobility actions.
Description of individual actions	Braskem was defendant in several actions, that, in aggregate, involve the amount of R$895 million (2020: R$573 million), filed by individuals in Brazil and abroad, seeking the payment of indemnifications directly or indirectly related to the geological event in Maceió.
Technical cooperation agreement member
GeologicalEventAlagoasLineItems [Line Items]
Provision accrued amount	R$ 1,691,032
Net of adjustment to present value	R$ 1,585,366
Description of reparation for residents	Public-Interest Civil Action claiming the payment of indemnification for damages caused to the buildings and the residents of areas affected in the Pinheiro district and surrounding areas (currently includes the Mutange, Bebedouro and Bom Parto districts), in the total minimum amount of R$6.7 billion, with initial request for provisional measure to freeze the Company’s financial and other assets in the same amount. Successive orders to freeze funds resulted in the court blocking of R$3.7 billion in assets in 2019, and the unfreezing occurred in January 2020. Once the case was sent to the Federal Courts, the Federal Prosecution Office started to participate in the action
Technical cooperation agreement member | Alagoas state federal prosecution office member
GeologicalEventAlagoasLineItems [Line Items]
Net of adjustment to present value		R$ 5,194,627,000	R$ 1,687,700,000